Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions

24. Related Party Transactions

Parties are considered to be related if one party has the ability, directly and indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or with interlocking directorship. Related parties may be individuals or corporate entities. Transactions with related parties are on an arm’s length basis, similar to transactions with third parties.

Settlement of outstanding balances of related party transactions at year-end are expected to be settled with cash.

The following table provides a summary of outstanding balances as at December 31, 2025 and 2024, and transactions for the years ended December 31, 2025, 2024 and 2023 that have been entered into with related parties:

Company Name	Particulars	Terms	Conditions	Statement of Financial	2025	2024	Income Statement	2025	2024	2023
				Position Classification			Classification
					(in million pesos)			(in million pesos)

Transactions with major stockholders, directors and officers:
Manila Electric Company, or Meralco	Electricity services to PLDT and certain subsidiaries’ offices within Meralco's franchise area	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities	590	552	Repairs and maintenance	3,152	3,039	2,928
	Pole attachment contracts, wherein Meralco leases its pole spaces to accommodate PLDT and Smart’s cable network facilities	Upon depreciation or expiration of lease	Unsecured	ROU assets	1,974	2,600	Depreciation and amortization	1,309	652	603
		2025 – due after December 31, 2026; 2024 – due after December 31, 2025	Unsecured	Lease liabilities - net of current portion	1,552	2,191
		2025 – due after December 31, 2025; 2024 – due after December 31, 2024	Unsecured	Current portion of lease liabilities	645	565
Meralco Industrial Engineering Services Corporation, or MIESCOR	Customer line installation, repair, rehabilitation and maintenance activities	30 days upon receipt of invoice	Unsecured	Accrued expenses and other current liabilities	47	26	Repairs and maintenance	213	53	10

Company Name	Particulars	Terms	Conditions	Statement of Financial	2025	2024	Income Statement	2025	2024	2023
				Position Classification			Classification
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
NTT TC Leasing	PLDT signed a US$25 million term loan facility agreement on March 22, 2016	Non-amortizing, payable upon maturity on March 30, 2023	Unsecured	Interest-bearing financial liabilities	—	—	Financing costs – net	—	—	19
	PLDT signed a US$25 million term loan facility agreement on January 31, 2017	Non-amortizing, payable upon maturity on March 27, 2024	Unsecured	Interest-bearing financial liabilities	—	—	Financing costs – net	—	26	96
NTT World Engineering Marine Corporation	On February 1, 2008, PLDT entered into a service agreement, wherein NTT World Engineering Marine Corporation provides offshore submarine cable repair and other allied services for the maintenance of PLDT’s domestic fiber optic network submerged plant.	1st month of each quarter; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities	217	256	Repairs and maintenance	136	116	92
NTT DOCOMO Business	On March 24, 2000, PLDT entered into an advisory service agreement (as amended on March 31, 2003, March 31, 2005 and June 16, 2006), under which NTT DOCOMO Business provides PLDT with technical, marketing and other consulting services for various business areas of PLDT starting April 1, 2000.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities	29	115	Professional and other contracted services	122	123	110

NTT Worldwide Telecommunications Corporation	On March 24, 2000, PLDT entered into an agreement under which PLDT markets, and manages data and other services under NTT DOCOMO Business’ “Arcstar” brand to its corporate customers in the Philippines. PLDT also entered into a Trade Name and Trademark Agreement with NTT DOCOMO Business under which PLDT has been given the right to use the trade name “Arcstar” and its related trademark, logo and symbols, solely for the purpose of PLDT’s marketing, promotional and sales activities for the Arcstar services within the Philippines.	30 days upon receipt of invoice; noninterest-bearing	Unsecured				Selling and promotions	—	—	1

NTT DOCOMO	On June 5, 2006, in accordance with the Cooperation Agreement dated January 31, 2006, an Advisory Services Agreement was entered into by NTT DOCOMO and PLDT. Pursuant to the Advisory Services Agreement, NTT DOCOMO will provide the services of certain key personnel in connection with certain aspects of the business of PLDT and Smart. Also, this agreement governs the terms and conditions of the appointments of such key personnel and the corresponding fees related thereto.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities	16	121	Professional and other contracted services	122	125	105

Company Name	Particulars	Terms	Conditions	Statement of Financial	2025	2024	Income Statement	2025	2024	2023
				Position Classification			Classification
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
JGSHI and Subsidiaries	PLDT and certain of its subsidiaries have existing agreements with Universal Robina Corporation and Robinsons Land Corporation for office and business office rental.	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities	20	59	Rent	244	361	246
		Upon depreciation or expiration of lease	Unsecured	ROU assets	4	4
	PLDT Group's other transactions with JGSHI and subsidiaries mainly consist of electricity charges for collocated offices and business offices.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities	51	44	Repairs and maintenance	12	14	48
Malayan Insurance Co., Inc., or Malayan	PLDT and certain of its subsidiaries have insurance policies with Malayan covering directors, officers, liability to employees and material damage for buildings, building improvements, equipment and motor vehicles. The premiums are directly paid to Malayan.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities	9	8	Insurance and security services	171	209	261
Gotuaco del Rosario and Associates, or Gotuaco	Gotuaco acts as the broker for certain insurance companies to cover certain insurable properties of the PLDT Group. Insurance premiums are remitted to Gotuaco and the broker’s fees are settled between Gotuaco and the insurance companies.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities	—	2	Insurance and security services	116	133	142

First Pacific Investment Management Limited, or FPIML	On March 1, 2018, Smart entered into an Advisory Services Agreement with FPIML effective for a period of one-year subject to a 12-month automatic renewal unless either party notifies the other party of its intent not to renew the agreement. FPIML provides advisory and related services in connection with the operation of Smart’s business of providing mobile communications services, high-speed internet connectivity, and access to digital services and content. Since April 2021, Smart pays a monthly service fee amounted to $220 thousand per month.		Unsecured	Accounts payable and accrued expenses and other current liabilities	38	—	Professional and other contracted services	127	163	149

Company Name	Particulars	Terms	Conditions	Statement of Financial	2025	2024	Income Statement	2025	2024	2023
				Position Classification			Classification
					(in million pesos)			(in million pesos)
Other related parties:
Various	PLDT and certain of its subsidiaries provide telephone, data communication and other services to various related parties including affiliates and directorship affiliations.	30 days upon receipt of invoice	Unsecured	Trade and other receivables (Note 16)	8,459	7,948	Revenues	2,656	2,589	2,510
	PLDT and certain of its subsidiaries avail of lease and other services from various related parties including affiliates and directorship affiliations.	2025 – due after December 31, 2026; 2024 – due after December 31, 2025	Unsecured	Lease liabilities - net of current portion (Note 10)	738	181	Expenses	4,355	7,618	4,433
		2025 – due after December 31, 2025; 2024 – due after December 31, 2024	Unsecured	Current portion of lease liabilities (Note 10)	243	97
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	907	308
		30 days upon receipt of billing; noninterest-bearing	Unsecured	Accounts payable (Note 22)	734	1,485
		Immediately upon receipt of billing	Unsecured	Accrued expenses and other current liabilities (Note 23)	744	516

Compensation of Key Officers

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Short-term employee benefits	318	384	582
Post-employment benefits	16	22	23
Other long-term employee benefits (Note 25)	254	168	72
Total compensation of PLDT key officers	588	574	677

The amounts disclosed in the table above are the amounts recognized as expenses during the period related to key management personnel.

Effective January 2014, each of the directors, including the members of the advisory board of PLDT, is entitled to a director’s fee in the amount of Php250 thousand for each board meeting attended. Each of the members or advisors of the audit, governance, nomination and sustainability, executive compensation, technology strategy, and risk and data privacy and information security committees is entitled to a fee in the amount of Php125 thousand for each committee meeting attended.

Total fees paid for board meetings and board committee meetings amounted to Php62 million, Php85 million and
Php88 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Except for the fees mentioned above, the directors are not compensated, directly or indirectly, for their services as directors.

There are no agreements between PLDT and any of its key management personnel providing benefits upon termination of employment, except for such benefits to which they may be entitled under PLDT’s retirement and incentive plans.